Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		$ 14,778	$ 14,798
Charge for the year		20	20	$ 20
Impairment loss recognized		0	0	3,000
Ending Balance		14,757	14,778	14,798
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		18,875	18,875	11,375
Addition		7,500	7,500	7,500
Ending Balance		18,875	18,875	18,875
Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		(4,097)	(4,077)	(1,057)
Charge for the year		(21)	(20)	(20)
Impairment loss recognized				(3,000)
Ending Balance		(4,118)	(4,097)	(4,077)
Patent Rights (available for use) [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	278	298
Ending Balance	[1]	257	278	298
Patent Rights (available for use) [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	375	375	375
Ending Balance	[1]	375	375	375
Patent Rights (available for use) [Member] | Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	(97)	(77)	(57)
Charge for the year	[1]	(21)	(20)	(20)
Impairment loss recognized	[1]			0
Ending Balance	[1]	(118)	(97)	(77)
Patent Rights (not yet available for use) [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[2]	14,500	14,500
Ending Balance	[2]	14,500	14,500	14,500
Patent Rights (not yet available for use) [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[2]	18,500	18,500	11,000
Addition	[2]	7,500	7,500	7,500
Ending Balance	[2]	18,500	18,500	18,500
Patent Rights (not yet available for use) [Member] | Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[2]	(4,000)	(4,000)	(1,000)
Charge for the year	[2]	0	0	0
Impairment loss recognized	[2]			(3,000)
Ending Balance	[2]	$ (4,000)	$ (4,000)	$ (4,000)

[1]	The patent rights grant the Group the right to use certain scientific data for research and manufacture of pipelines, namely APL-501, APL-502 and APL-509.
[2]	These patent rights are not yet available for use by the Group as the Group is still undergoing pre-clinical study application or clinical trials on the relevant drugs in designated territories under the patent rights and has yet to obtain regulatory approval for the new drug to be launched to the market. The patent rights are tested for impairment annually and whenever there is an indication that they may be impaired. Amortization will commence when the patent rights are available for use (i.e. when they are ready for commercialization and have obtained the regulatory new drug application approval in the designated territories) by the Group. During the years ended December 31, 2021, 2022 and 2023, patent rights with carrying amount of $3,000, nil, and nil were impaired, respectively. For these patent rights, as they were acquired for combination trial of an existing drug candidate, which was subsequently replaced by another formulation, or acquired for self-development that the Group cannot proceed further research due to the failure in providing drug supplies by the original vendor according to the agreement. Accordingly, the Group has fully impaired the patent rights with reference to their respective recoverable amounts determined on value in use calculations.